Commitments and Contingencies - Schedule of Future Repurchase Contingencies (Details) - Repurchase Contingencies - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Remainder of 2025	$ 2,400
2025/2026	21,562	$ 8,893
2026/2027	23,486	25,618
2027/2028	5,037	22,666
2028/2029	5,556	5,362
Thereafter	1,642
2029		5,852
Total	$ 59,683	$ 68,391